Consolidated balance sheets (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Common Stock, par value	$ 0.01	$ 0.01
Common Stock, shares authorized	296,000,000	296,000,000
Common Stock, shares issued	98,605,902	97,865,278
Treasury Stock, shares, at cost	8,145,802	8,108,983